Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Transactions between related parties

		Place of incorporation	Ownership interest
Name	Type		2024	2023	2022
AgCentral Energy Pty Ltd	Parent	Australia	70	100%	—
AgCentral Pty Ltd	Parent	Australia	—	—	100%
Nabors Industries Ltd.	Shareholder	USA	32%	—	—
During the year ended June 30, 2023, under a tripartite novation deed, AgCentral Pty Ltd novated the totality of its ordinary shares to AgCentral Energy Pty Ltd.
The following transactions occurred with related parties:

	For the year ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Lease rental payment to other related parties	50	43	44
Loan drawn down from parent entity – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	12,500	4,015	1,838
Loan drawn down from investors – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	10,000	9,348	2,091
Backstop Facility drawn down from investors	6,953	—	—
Gain on modification of borrowings recognised in the Capital contribution reserve	(4,591)	1,139	1,697
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the Capital Reorganisation	(226,373)	—	—
Gain on revaluation of derivative financial instruments	170,376	(105)	(3)
Movement in Investment in joint venture	(206)	(242)	1,712
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.	1,676	—	—

	For the year ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Short-term employee compensation/benefits	2,796	1,775	1,130
Share-based payment expense (1) (2)	1,189	—	—
Long-term employee compensation/benefits	29	27	10
	4,014	1,802	1,140
__________________
(1)Additional value allocated to the MEP shares as discussed in note Note 20 – Reserves, were recognised at fair value and expensed immediately through profit or loss during the twelve months ended June 30, 2024, within share based payment expense for $0.6 million.
(2)In addition, the Share based payment expense of $1.7 million for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast, for the twelve months ended June 30, 2024 as shown above, includes a portion of $0.6 million for the shares granted to key management personnel.
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	June 30,
	2024	2023

	(In thousands of US Dollars)
Trade and other receivables owed from related party - Nabors Lux 2 S.a.r.l.	—	—
Trade and other payables owed to related party - Capital Airport Group	—	(54)
Lease liabilities for lease arrangement with related party	33	—

	June 30,
	2024	2023

	(In thousands of US Dollars)
Loan to joint venture	456	225
Loan from shareholder	(6,953)	(5,531)
Loans from shareholder – Convertible Note 3	—	(8,762)
Loans from shareholder – Convertible Note 4	—	(4,405)
Loans from shareholder – Convertible Note 5	—	(1,114)
Loans from shareholder – Senior Convertible Note	—	(2,438)

Subsidiaries

		Place of incorporation	Ownership interest
Name	Type		2024	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	0%
Neptune Merger Sub, Inc.	Subsidiary	United States	0%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	0%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	0%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	0%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	0%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	0%
El Paso ProjectCo LLC	Subsidiary	United States	100%	0%

		Place of incorporation	Ownership interest
Name	Type		2024	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	-%
Neptune Merger Sub, Inc.	Subsidiary	United States	-%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	-%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	-%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	-%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	-%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	-%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	-%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	-%
El Paso ProjectCo LLC	Subsidiary	United States	100%	-%